Significant Accounting Policies - Schedule of Debt Securities and Certificates of Deposit (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Debt Securities and Certificates of Deposit [Line Items]
Marketable securities	$ 18,402	$ 26,006
Due within one year [Member]
Schedule of Debt Securities and Certificates of Deposit [Line Items]
Marketable securities	$ 18,402	$ 26,006